Income tax and social contribution (Details) - Schedule of estimates the recovery of the deferred tax assets R$ in Millions	Sep. 30, 2022 BRL (R$)
Income tax and social contribution (Details) - Schedule of estimates the recovery of the deferred tax assets [Line Items]
Recovery of deferred tax assets	R$ 418
Up to 1 year [Member]
Income tax and social contribution (Details) - Schedule of estimates the recovery of the deferred tax assets [Line Items]
Recovery of deferred tax assets	74
From 1 year to 2 years [Member]
Income tax and social contribution (Details) - Schedule of estimates the recovery of the deferred tax assets [Line Items]
Recovery of deferred tax assets	202
From 4 years to 5 years [Member]
Income tax and social contribution (Details) - Schedule of estimates the recovery of the deferred tax assets [Line Items]
Recovery of deferred tax assets	5
More than 5 years [Member]
Income tax and social contribution (Details) - Schedule of estimates the recovery of the deferred tax assets [Line Items]
Recovery of deferred tax assets	R$ 137